Share of loss in associates	12 Months Ended
Dec. 31, 2019
Share of loss in associates
Share of loss in associates	10 Share of loss in associates

	2019	2018	2017
Loss in associates (Note 15)	(5,353)	(4,146)	(15,841)
	(5,353)	(4,146)	(15,841)